UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q
                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act File Number: 811-5446



                        Intermediate Bond Fund of America
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                    Date of fiscal year end: August 31, 2005

                     Date of reporting period: May 31, 2005





                                Julie F. Williams
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                                 Michael Glazer
                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[logo - American Funds (r)]

INTERMEDIATE BOND FUND OF AMERICA

Investment portfolio
May 31, 2005                                                          unaudited

                                                                                                   Principal amount  Market value
Bonds & Notes -- 94.49%                                                                                       (000)         (000)

CORPORATE BONDS & NOTES -- 28.40%
Financials -- 16.53%
SLM Corp., Series A, 3.19% 2005(1)                                                                         $  4,000      $  4,003
SLM Corp., Series A, 3.625% 2008                                                                             17,500        17,230
SLM Corp., Series A, 3.95% 2008                                                                               5,000         4,955
SLM Corp., Series A, 4.00% 2009                                                                              12,250        12,152
SLM Corp., Series A, 4.21% 2009(1)                                                                            5,000         4,986
SLM Corp., Series A, 5.375% 2014                                                                              5,000         5,243
USA Education, Inc. 5.625% 2007                                                                               9,035         9,287
PRICOA Global Funding I, Series 2003-2, 3.90% 2008(2)                                                        10,000         9,845
PRICOA Global Funding I, Series 2004-4, 4.35% 2008(2)                                                         3,000         3,015
PRICOA Global Funding I 4.20% 2010(2)                                                                        10,000         9,906
Prudential Insurance Co. of America 6.375% 2006(2)                                                           13,250        13,616
Prudential Funding LLC 6.60% 2008(2)                                                                         11,795        12,589
Prudential Financial, Inc., Series B, 5.10% 2014                                                              2,000         2,055
Citigroup Inc. 5.75% 2006                                                                                     7,000         7,122
Citigroup Inc. 3.50% 2008                                                                                    22,500        22,177
Citigroup Inc. 4.125% 2010                                                                                   13,150        13,061
Citigroup Inc. 5.625% 2012                                                                                    3,000         3,189
Citicorp Lease Pass Through Trust, Series 1999-1, Class A-1, 7.22% 2005(2,3)                                  1,969         1,973
International Lease Finance Corp., Series P, 3.125% 2007                                                      5,000         4,913
International Lease Finance Corp. 4.50% 2008                                                                  3,000         3,001
International Lease Finance Corp., Series O, 4.55% 2009                                                       1,600         1,613
International Lease Finance Corp. 4.75% 2009                                                                  9,000         9,043
International Lease Finance Corp. 5.00% 2010                                                                  5,280         5,354
American International Group, Inc. 4.25% 2013                                                                 3,000         2,891
ASIF Global Financing XXVIII 3.25% 2007(1,2)                                                                  7,000         6,990
ASIF Global Financing XVIII 3.85% 2007(2)                                                                     8,000         7,912
ASIF Global Financing XIX, 4.90% 2013(2)                                                                      1,000         1,010
AIG SunAmerica Global Financing II 7.60% 2005(2)                                                              4,000         4,005
J.P. Morgan Chase & Co. 5.625% 2006                                                                           5,000         5,104
J.P. Morgan Chase & Co. 5.35% 2007                                                                           11,050        11,300
J.P. Morgan Chase & Co. 4.00% 2008                                                                           15,000        14,947
J.P. Morgan Chase & Co. 3.50% 2009                                                                            5,000         4,874
J.P. Morgan Chase & Co. 4.75% 2015                                                                            3,500         3,491
Bank One Corp. 2.625% 2008                                                                                    6,000         5,721
Monumental Global Funding Trust II, Series 2001-B, 6.05% 2006(2)                                              8,625         8,747
Monumental Global Funding Trust II, Series 2002-A, 5.20% 2007(2)                                             19,350        19,756
Monumental Global Funding II, Series 2004-B, 3.90% 2009(2)                                                    5,000         4,929
Monumental Global Funding II, Series 2004-F, 4.375% 2009(2)                                                   2,000         2,002
Monumental Global Funding II 4.625% 2010(2)                                                                   2,500         2,545
Household Finance Corp. 3.375% 2006                                                                           3,000         2,992
Household Finance Corp. 5.75% 2007                                                                            8,000         8,219
Household Finance Corp. 7.875% 2007                                                                           6,250         6,649
Household Finance Corp. 4.125% 2008                                                                          13,500        13,405
Household Finance Corp. 6.40% 2008                                                                            3,000         3,178
Washington Mutual, Inc. 7.50% 2006                                                                           15,500        16,121
Washington Mutual, Inc. 5.625% 2007                                                                           4,600         4,704
Washington Mutual, Inc. 4.20% 2010                                                                            8,000         7,899
Kimco Realty Corp., Series A, 6.73% 2005                                                                      9,500         9,525
Kimco Realty Corp., Series C, 3.95% 2008                                                                      7,000         6,964
Kimco Realty Corp., Series C, 4.904% 2015                                                                     7,500         7,412
Price REIT, Inc. 7.50% 2006                                                                                   4,000         4,205
Wells Fargo & Co. 7.25% 2005                                                                                  4,000         4,033
Wells Fargo & Co. 4.125% 2008                                                                                17,000        17,002
Wells Fargo & Co. 3.125% 2009                                                                                 5,000         4,830
Wells Fargo Bank National Association 7.80% 2010(1)                                                           1,750         1,753
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007(2)                                           24,500        25,152
Allstate Financial Global Funding LLC 7.125% 2005(2)                                                          2,000         2,022
Allstate Financial Global Funding LLC 6.15% 2006(2)                                                           9,000         9,142
Allstate Financial Global Funding LLC 5.25% 2007(2)                                                          10,600        10,811
Allstate Life Global Funding 4.25% 2010                                                                       2,000         1,999
Nationwide Life Insurance Co. 5.35% 2007(2)                                                                  21,350        21,738
North Front Pass Through Trust 5.81% 2024(1,2)                                                                2,000         2,115
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)(1,2)                                                    8,250         8,859
Societe Generale 7.85% (undated)(1,2)                                                                        14,000        14,918
Genworth Financial, Inc. 3.16% 2007(1)                                                                       12,000        12,028
Genworth Financial, Inc. 4.75% 2009                                                                          10,000        10,184
Westfield Capital Corp. Ltd. and WT Finance (Aust) Pty Ltd. and WEA Finance LLC
     4.375% 2010(2)                                                                                          21,885        21,854
ReliaStar Financial Corp. 8.00% 2006                                                                         11,470        12,081
ReliaStar Financial Corp. 6.50% 2008                                                                          4,000         4,289
ING Security Life Institutional Funding 2.70% 2007(2)                                                         2,000         1,950
ING Security Life Institutional Funding 4.25% 2010(2)                                                         3,000         2,991
HBOS PLC 3.125% 2007(2)                                                                                      11,500        11,373
HBOS Treasury Services PLC 3.75% 2008(2)                                                                     10,000         9,914
John Hancock Global Funding II, Series 2002-G, 5.00% 2007(2)                                                 19,000        19,323
U.S. Bank NA 4.125% 2008                                                                                     17,000        16,995
Metropolitan Life Global Funding I, Series 2004-10, 3.375% 2007(2)                                           12,000        11,803
Metropolitan Life Global Funding I, Series 2004-7, 4.25% 2009(2)                                              4,000         4,012
Signet Bank 7.80% 2006                                                                                        2,000         2,098
Wachovia Corp. 4.375% 2010                                                                                   13,000        13,052
American Express Credit Corp. 3.26% 2006(1)                                                                   5,000         5,011
American Express Credit Corp. 3.00% 2008                                                                      5,000         4,850
American Express Co. 4.75% 2009                                                                               5,000         5,100
XL Capital Finance (Europe) PLC 6.50% 2012                                                                    4,725         5,142
Twin Reefs Asset Trust (XLFA), Series B, 4.09% (undated)(1,2)                                                 9,700         9,756
CIT Group Inc. 3.65% 2007                                                                                     7,835         7,731
CIT Group Inc. 7.375% 2007                                                                                    3,500         3,697
CIT Group Inc. 6.875% 2009                                                                                    3,000         3,290
Bank of America Corp. 6.625% 2007                                                                               200           211
Bank of America Corp. 4.375% 2010                                                                            12,000        12,046
NationsBank Corp. 7.50% 2006                                                                                  2,000         2,090
Hartford Financial Services Group, Inc. 2.375% 2006                                                          10,375        10,177
Hartford Financial Services Group, Inc. 4.70% 2007                                                            4,000         4,032
Deutsche Bank Capital Funding Trust I, 7.872% (undated)(1,2)                                                 10,950        12,342
National Westminster Bank PLC 7.375% 2009                                                                     7,000         7,871
National Westminster Bank PLC 7.75% (undated)(1)                                                              2,350         2,521
SunTrust Banks, Inc. 4.415% 2009                                                                             10,000        10,046
Bank of New York Co., Inc., Series E, 2.20% 2006                                                             10,000         9,844
Weingarten Realty Investors, Series A, 5.263% 2012                                                            6,000         6,253
Weingarten Realty Investors, Series A, 4.857% 2014                                                            3,000         3,006
Principal Life Global Funding I 4.40% 2010(2)                                                                 9,000         9,000
Lincoln National Corp. 6.50% 2008                                                                             8,385         8,963
ABN AMRO Bank NV 7.55% 2006                                                                                   8,000         8,301
Skandinaviska Enskilda Banken 6.875% 2009                                                                     7,330         7,948
Berkshire Hathaway Finance Corp. 4.125% 2010(2)                                                               8,000         7,929
New York Life Global Funding 3.875% 2009(2)                                                                   6,750         6,716
Bayerische Landesbank, Series F, 2.50% 2006                                                                   6,625         6,560
Principal Life Insurance Co. 3.20% 2009                                                                       6,000         5,793
Den Danske Bank A/S 6.375% 2008(1,2)                                                                          4,750         4,756
Den Danske Bank A/S 7.40% 2010(1,2)                                                                             500           531
Swedish Export Credit Corp. 2.875% 2007                                                                       5,000         4,923
Barclays Bank PLC 7.40% 2009                                                                                  1,250         1,410
Barclays Bank PLC 7.375% (undated)(1,2)                                                                       2,000         2,311
Protective Life Insurance Co., Series 2004-D, 4.00% 2009                                                      3,000         2,974
Merita Bank Ltd. 7.50% (undated)(1,2)                                                                         2,825         2,959
Abbey National PLC 6.70% (undated)(1)                                                                         1,775         1,883
Abbey National PLC 7.35% (undated)(1)                                                                         1,000         1,042
                                                                                                                          865,161

Telecommunication services -- 3.00%
SBC Communications Inc. 4.125% 2009                                                                          29,250        28,962
SBC Communications Inc. 6.25% 2011                                                                            5,000         5,418
BellSouth Corp. 4.20% 2009                                                                                   18,000        17,889
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                                              17,500        17,853
France Telecom 8.50% 2011(1)                                                                                 12,500        14,558
AirTouch Communications, Inc. 6.35% 2005                                                                      1,500         1,500
Vodafone Group PLC 7.75% 2010                                                                                 9,525        10,875
British Telecommunications PLC 7.875% 2005(1)                                                                 7,250         7,411
British Telecommunications PLC 8.375% 2010(1)                                                                 4,000         4,733
Telefonica Europe BV 7.75% 2010                                                                              10,000        11,508
Koninklijke KPN NV 7.50% 2005                                                                                 4,000         4,052
Koninklijke KPN NV 8.00% 2010                                                                                 4,000         4,638
Singapore Telecommunications Ltd. 6.375% 2011(2)                                                              7,000         7,706
Verizon Global Funding Corp. 7.375% 2012                                                                      5,000         5,843
Deutsche Telekom International Finance BV 8.50% 2010(1)                                                       5,000         5,834
ALLTEL Corp. 4.656% 2007                                                                                      5,000         5,045
Cingular Wireless LLC 5.625% 2006                                                                             3,000         3,059
                                                                                                                          156,884

Industrials -- 2.38%
Heller Financial, Inc. 8.00% 2005                                                                             3,500         3,505
General Electric Capital Corp., Series A, 2.85% 2006                                                          5,000         4,975
General Electric Capital Corp., Series A, 5.00% 2007                                                         23,000        23,443
General Electric Capital Corp., Series A, 5.375% 2007                                                        10,000        10,245
General Electric Capital Corp., Series A, 3.50% 2008                                                          4,000         3,936
General Electric Capital Corp., Series A, 6.00% 2012                                                          2,500         2,723
General Electric Co. 5.00% 2013                                                                               2,000         2,060
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011(2,3)                                         22,703        24,494
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013(2,3)                            2,341         2,562
John Deere Capital Corp. 3.90% 2008                                                                          18,500        18,365
Caterpillar Inc. 4.50% 2009                                                                                  16,750        16,907
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 1996-B, 6.96% 2009(3)                 3,720         3,933
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2002-1, 5.943% 2022(3)                  491           537
Northwest Airlines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.264% 2021(3)                              2,357         2,440
Continental Airlines, Inc., MBIA insured, 3.85% 2009(1)                                                       2,000         2,009
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023(2,3)              1,434         1,480
Southwest Airlines Co., Series 2001-1, Class A-2, 5.496% 2006(3)                                              1,000         1,022
                                                                                                                          124,636

Consumer discretionary -- 2.18%
Target Corp. 5.50% 2007                                                                                      17,000        17,436
Target Corp. 3.375% 2008                                                                                      7,200         7,078
Viacom Inc. 6.40% 2006                                                                                       17,250        17,541
Viacom Inc. 5.625% 2007                                                                                       5,000         5,117
Kohl's Corp. 6.70% 2006                                                                                       7,074         7,195
Kohl's Corp. 6.30% 2011                                                                                      12,360        13,411
DaimlerChrysler North America Holding Corp. 4.75% 2008                                                        7,000         7,004
DaimlerChrysler North America Holding Corp. 7.20% 2009                                                        5,000         5,391
DaimlerChrysler North America Holding Corp. 8.00% 2010                                                        3,000         3,364
DaimlerChrysler North America Holding Corp. 7.75% 2011                                                        3,500         3,913
Lowe's Companies, Inc. 7.50% 2005                                                                             3,000         3,060
Lowe's Companies, Inc. 8.25% 2010                                                                             5,000         5,910
Carnival Corp. 6.15% 2008                                                                                     5,401         5,681
Sony Capital Corp., Series C, 4.95% 2006(2)                                                                   5,000         5,063
Gannett Co., Inc. 6.375% 2012                                                                                 3,000         3,320
Ford Motor Credit Co. 7.375% 2009                                                                             1,750         1,694
General Motors Acceptance Corp. 7.75% 2010                                                                    1,750         1,653
                                                                                                                          113,831

Consumer staples -- 2.14%
Diageo Capital PLC 3.50% 2007                                                                                12,000        11,837
Diageo Capital PLC 4.375% 2010                                                                               12,500        12,529
Wal-Mart Stores, Inc. 5.45% 2006                                                                              5,000         5,088
Wal-Mart Stores, Inc. 4.375% 2007                                                                            16,000        16,161
Wal-Mart Stores, Inc. 6.875% 2009                                                                             2,000         2,207
Kraft Foods Inc. 4.625% 2006                                                                                  3,000         3,024
Kraft Foods Inc. 4.125% 2009                                                                                  4,000         3,957
Kraft Foods Inc. 6.25% 2012                                                                                   1,600         1,753
Nabisco, Inc. 7.05% 2007                                                                                      9,200         9,678
Pepsi Bottling Group, Inc. 5.625% 2009(2)                                                                    16,650        17,486
Anheuser-Busch Companies, Inc. 9.00% 2009                                                                     2,000         2,384
Anheuser-Busch Companies, Inc. 6.00% 2011                                                                     9,000         9,814
CVS Corp. 4.00% 2009                                                                                          5,000         4,948
CVS Corp. 6.117% 2013(2,3)                                                                                    1,674         1,796
CVS Corp 5.298% 2027(2,3)                                                                                       987         1,022
Costco Wholesale Corp. 5.50% 2007                                                                             5,250         5,393
PepsiAmericas, Inc. 4.875% 2015                                                                               3,000         3,038
                                                                                                                          112,115

Utilities -- 0.96%
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                                                  13,500        13,768
Alabama Power Co., Series U, 2.65% 2006                                                                       5,000         4,964
Georgia Power Co., Series V, 4.10% 2009                                                                       7,000         6,960
PSE&G Co., First and Refunding Mortgage Bonds, Series A, 3.178% 2006(1)                                       7,500         7,499
Duke Energy Corp. First and Refunding Mortgage Bonds, Series A, 3.75% 2008                                    5,000         4,939
Duke Energy Corp., First and Refunding Mortgage Bonds, 4.50% 2010                                             2,250         2,266
Pacificorp Australia LLC, MBIA insured, 6.15% 2008(2)                                                         6,000         6,299
Chilquinta Energia Finance Co. LLC, MBIA insured, 6.47% 2008(2)                                               3,500         3,698
                                                                                                                           50,393

Health care -- 0.65%
UnitedHealth Group Inc. 7.50% 2005                                                                            1,525         1,548
UnitedHealth Group Inc. 5.20% 2007                                                                            3,000         3,056
UnitedHealth Group Inc. 3.75% 2009                                                                           10,000         9,835
UnitedHealth Group Inc. 4.875% 2015                                                                           5,000         5,093
Amgen Inc. 4.00% 2009                                                                                        14,500        14,363
                                                                                                                           33,895

Energy -- 0.45%
BP Capital Markets PLC 2.35% 2006                                                                            10,000         9,849
BP Capital Markets PLC 2.75% 2006                                                                             8,000         7,877
Oil Enterprises Ltd., MBIA insured, 6.239% 2008(2,3)                                                          3,957         4,086
Pemex Finance Ltd., AMBAC insured, 6.55% 2008(3)                                                              1,618         1,667
                                                                                                                           23,479

Materials -- 0.11%
E.I. du Pont de Nemours and Co. 4.125% 2010                                                                   6,000         6,002

U.S. TREASURY BONDS & NOTES -- 19.87%
U.S. Treasury 1.125% 2005                                                                                     4,125         4,120
U.S. Treasury 5.75% 2005                                                                                     19,500        19,724
U.S. Treasury 2.50% 2006                                                                                      1,275         1,264
U.S. Treasury 2.625% 2006                                                                                    50,000        49,360
U.S. Treasury 5.625% 2006                                                                                    16,855        17,142
U.S. Treasury 3.25% 2007                                                                                     64,250        63,778
U.S. Treasury 3.375% 2007(4)                                                                                  1,232         1,276
U.S. Treasury 6.25% 2007                                                                                     47,750        49,891
U.S. Treasury 6.625% 2007                                                                                    20,775        21,960
U.S. Treasury 3.375% 2008                                                                                    20,750        20,546
U.S. Treasury 3.375% 2008                                                                                    20,000        19,794
U.S. Treasury 3.625% 2008(4)                                                                                 13,948        14,806
U.S. Treasury 4.75% 2008                                                                                      4,950         5,123
U.S. Treasury 3.625% 2009                                                                                    75,750        75,483
U.S. Treasury 3.875% 2009(4)                                                                                 90,852        99,181
U.S. Treasury 5.50% 2009                                                                                    102,500       109,355
U.S. Treasury 6.00% 2009                                                                                      4,750         5,167
U.S. Treasury 4.00% 2010                                                                                    120,500       121,752
U.S. Treasury 5.00% 2011                                                                                     65,250        69,532
U.S. Treasury 5.00% 2011                                                                                     59,500        63,200
U.S. Treasury 3.875% 2013                                                                                     5,100         5,104
U.S. Treasury 4.25% 2013                                                                                     24,000        24,547
U.S. Treasury 2.00% 2014(4)                                                                                  20,918        21,564
U.S. Treasury 4.25% 2014                                                                                     68,750        70,082
U.S. Treasury 7.50% 2016                                                                                     31,250        40,733
U.S. Treasury 8.75% 2020                                                                                     27,660        41,335
U.S. Treasury Principal Strip 0% 2029                                                                        12,600         4,397
     `                                                                                                                  1,040,216

ASSET-BACKED OBLIGATIONS(3)-- 14.16%
Residential Asset Securities Corp. Trust, Series 2003-KS10, Class A-I-2, 2.71% 2026                           5,911         5,891
Residential Asset Securities Corp. Trust, Series 2003-KS2, Class A-I-3, 2.66% 2028                            2,712         2,702
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031                            6,477         6,618
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-5, 6.48% 2031                            6,714         6,850
Residential Asset Securities Corp. Trust, Series 2003-KS8, Class A-I-6, 4.83% 2033                            1,500         1,515
Residential Asset Securities Corp. Trust, Series 2004-KS2, Class M-II-1, 3.60% 2034(1)                        7,000         6,983
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 3.32% 2035(1)                       10,000        10,009
Drive Auto Receivables Trust, Series 2003-1, Class A-3, MBIA insured, 2.41% 2007(2)                           7,408         7,391
Drive Auto Receivables Trust, Series 2002-1, Class A-4, MBIA insured, 4.09% 2008(2)                           6,500         6,519
Drive Auto Receivables Trust, Series 2005-A, Class A-3, MBIA insured, 3.75% 2009                             13,000        12,911
Drive Auto Receivables Trust, Series 2004-1, Class A-4, MBIA insured, 4.14% 2010(2)                          13,000        13,020
CWABS, Inc., Series 2004-12, Class AF-2, 3.631% 2024                                                          6,939         6,877
CWABS, Inc., Series 2004-10, Class AF-3, 3.842% 2030                                                         14,250        14,081
CWABS, Inc., Series 2004-10, Class AF- 4, 4.506% 2032                                                         4,250         4,226
CWABS, Inc., Series 2004-10, Class 2-AV-2, 3.44% 2033(1)                                                      5,000         5,016
ARG Funding Corp., Series 2005-1, Class A-1, MBIA insured, 4.02% 2009(2)                                      6,750         6,718
ARG Funding Corp., Series 2005-2, Class A-1, AMBAC insured, 4.54% 2009(2)                                     6,500         6,563
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2010(2)                                     15,750        15,692
Residential Funding Mortgage Securities II, Inc., Series 2005-HI1, Class A-2, FGIC insured, 3.89% 2015        7,500         7,462
Residential Funding Mortgage Securities II, Inc., Series 2005-HI1, Class A-3, FGIC insured, 4.16% 2017       21,500        21,334
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89% 2009(2)                             1,941         1,915
CPS Auto Receivables Trust, Series 2002-B, Class A-2, XLCA insured, 3.50% 2009(2)                             5,861         5,861
CPS Auto Receivables Trust, Series 2002-C, Class A-2, XLCA insured, 3.52% 2009(2)                             1,418         1,414
CPS Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 3.87% 2010(2)                              5,000         4,988
CPS Auto Receivables Trust, Series 2004-D, Class A-2, XLCA insured, 3.86% 2011(2)                            13,800        13,716
Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB8, Class AF-1, 3.633% 2021                15,065        15,009
Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB8, Class AF-2, 4.134% 2026                 7,000         6,954
New Century Home Equity Loan Trust, Series 2001-NC2, Class M-1, 3.91% 2031(1)                                10,720        10,737
New Century Home Equity Loan Trust, Series 2004-A, Class M-II, FGIC insured, 5.65% 2034                      10,750        11,103
Banco Itau SA, Series 2002-2, XLCA insured, 3.946% 2006(1,2)                                                  9,000         9,000
Banco Itau SA, Series 2002, XLCA insured, 3.996% 2007(1,2)                                                   12,650        12,650
Citibank Credit Card Issuance Trust, Class 2002-A1, 4.95% 2009                                                4,000         4,074
Citibank Credit Card Issuance Trust, Class 2000-A3, 6.875% 2009                                              12,500        13,332
Citibank Credit Card Issuance Trust, Class 2003-A3, 3.10% 2010                                                2,900         2,830
Centex Home Equity Loan Trust, Series 2005-A, Class AF-2, 3.90% 2024                                          2,500         2,485
Centex Home Equity Loan Trust, Series 2003-A, Class AF-3, 2.708% 2026                                         4,354         4,343
Centex Home Equity Loan Trust, Series 2005-A, Class AF-4, 4.72% 2031                                          3,000         3,001
Centex Home Equity Loan Trust, Series 2003-C, Class AF-6, 4.81% 2033                                          1,700         1,721
Centex Home Equity Loan Trust, Series 2005-A, Class AF-6, 4.69% 2035                                          7,500         7,629
Capital One Multi-asset Execution Trust, Series 2003-1, Class A, 3.48% 2009(1)                               19,000        19,071
Residential Asset Mortgage Products Trust, Series 2004-RZ1, Class A-I-2, 2.34% 2027                           1,874         1,860
Residential Asset Mortgage Products Trust, Series 2004-RS3, Class A-I-2, 3.052% 2029                          7,500         7,422
Residential Asset Mortgage Products Trust, Series 2004-RS9, Class A-I-4, AMBAC insured, 4.767% 2032           8,550         8,619
Residential Asset Mortgage Products Trust, Series 2003-RZ4, Class A-7, 4.79% 2033(1)                          1,000         1,005
Drivetime Auto Owner Trust, Series 2003-A, Class A-3, XLCA insured, 2.524% 2008(2)                            3,073         3,062
Drivetime Auto Owner Trust, Series 2005-A, Class A-3, MBIA insured, 4.302% 2009(2)                            8,250         8,290
Drivetime Auto Owner Trust, Series 2004-C, Class A-3, XLCA insured, 3.493% 2010(2)                            7,000         6,925
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-2, FSA insured, 3.04% 2008               3,400         3,395
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-3, FSA insured, 3.402% 2009              4,750         4,730
Long Beach Acceptance Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 2.841% 2010(1)           5,000         4,914
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-4, FSA insured, 3.777% 2011              4,350         4,319
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2014                         14,595        14,308
MMCA Auto Owner Trust, Series 2001-2, Class B, 5.75% 2007                                                       354           355
MMCA Auto Owner Trust, Series 2001-3, Class B, 4.04% 2008(1)                                                    605           605
MMCA Auto Owner Trust, Series 2002-4, Class A-4, 3.05% 2009                                                   4,946         4,919
MMCA Auto Owner Trust, Series 2002-3, Class A-4, 3.57% 2009                                                   3,855         3,853
MMCA Auto Owner Trust, Series 2002-2, Class A-4, 4.30% 2010                                                   4,019         4,023
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-4, 4.40% 2015                                12,800        12,760
Capital One Master Trust, Series 1998-1, Class A, 6.31% 2011                                                 11,950        12,687
Hyundai Auto Receivables Trust, Series 2002-A, Class B, 3.54% 2009(2)                                        12,125        12,119
Wells Fargo Home Equity Trust, Series 2004-2, Class AI-4, 4.43% 2025                                          5,000         4,995
Wells Fargo Home Equity Trust, Series 2004-2, Class AI-5, 4.89% 2028                                          6,750         6,745
ComEd Transitional Funding Trust, Transitional Funding Trust Note, Series 1998, Class A-6, 5.63% 2009        11,125        11,340
SeaWest Securitization, LLC, Series 2002-A, Class A-3, XLCA insured, 3.58% 2008(2)                            6,449         6,450
SeaWest Securitization, LLC, Series 2003-A, Class A-2, XLCA insured, 2.84% 2009(2)                            4,873         4,855
Prestige Auto Receivables Trust, Series 2003-1, Class A-2, FSA insured, 2.41% 2010(2)                         2,708         2,690
Prestige Auto Receivables Trust, Series 2004-1, Class A-2, FSA insured, 3.69% 2011(2)                         8,416         8,332
AESOP Funding II LLC, Series 2002-1A, Class A-1, AMBAC insured, 3.85% 2006(2)                                 5,938         5,942
AESOP Funding II LLC, Series 2003-2, Class A-1, MBIA insured, 2.74% 2007(2)                                   5,000         4,957
Household Automotive Trust, Series 2001-3, Class A-4, 4.37% 2008                                             10,634        10,679
Structured Asset Investment Loan Trust, Series 2004-BNC2, Class A-4, 3.41% 2034(1)                           10,500        10,554
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011                                        5,000         5,002
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012                                        5,250         5,278
Illinois Power Special Purpose Trust, Series 1998-1, Class A-6, 5.54% 2009                                   10,080        10,272
California Infrastructure and Economic Development Bank, Special Purpose Trust, SCE-1,
     Series 1997-1, Class A-6, 6.38% 2008                                                                     4,889         4,978
California Infrastructure and Economic Development Bank, Special Purpose Trust, PG&E-1,
     Series 1997-1, Class A-7, 6.42% 2008                                                                     5,145         5,238
Triad Automobile Receivables Trust, Series 2002-A, Class A-3, AMBAC insured, 2.62% 2007                         144           144
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012                      10,000        10,006
WFS Financial Owner Trust, Series 2002-3, Class A-4, 3.50% 2010                                               7,249         7,241
WFS Financial Owner Trust, Series 2004-1, Class A-4, 2.81% 2011                                               2,600         2,557
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-1, 2.87% 2013                              2,344         2,325
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-2, 3.79% 2017                              5,300         5,240
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-3, 4.75% 2021                              1,500         1,496
MBNA Master Credit Card Trust II, Series 2000-D, Class B, 3.52% 2009(1)                                       5,750         5,791
MBNA Master Credit Card Trust II, Series 2000-E, Class A, 7.80% 2012                                          2,580         3,005
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-7, 7.05% 2009                                            6,260         6,533
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-8, 7.15% 2009                                            1,200         1,301
AmeriCredit Automobile Receivables Trust, Series 2002-D, Class A-3, FSA insured, 2.72% 2007                     708           708
AmeriCredit Automobile Receivables Trust, Series 2003-A-M, Class A-4-A, MBIA insured, 3.10% 2009              2,000         1,985
AmeriCredit Automobile Receivables Trust, Series 2002-C, Class A-4, FSA insured, 3.55% 2009                   5,000         4,989
PF Export Receivables Master Trust, Series 2001-B, MBIA insured, 6.60% 2011(2)                                7,165         7,628
PECO Energy Transition Trust, Series 1999-A, Class A-7, 6.13% 2009                                            7,000         7,382
Onyx Acceptance Owner Trust, Series 2002-C, Class A-4, MBIA insured, 4.07% 2009                               7,088         7,101
Morgan Stanley ABS Capital I, Inc., Series 2004-OP1, Class A-2B, 3.38% 2034(1)                                7,000         7,031
Option One Mortgage Loan Trust, Series 2000-2, Class M-1, 3.96% 2030(1)                                       4,058         4,062
Option One Mortgage Loan Trust, Series 2000-3, Class M-1, 3.99% 2030(1)                                       2,946         2,950
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series SPMD 2001-A, Class AF-6, 6.537% 2030             1,422         1,420
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series SPMD 2004-C, Class A-II-2, 3.36% 2035(1)         5,500         5,510
Providian Gateway Master Trust, Series 2004-DA, Class A, 3.35% 2011(2)                                        7,000         6,886
Saxon Asset Securities Trust, Series 2002-2, Class AF-5, 5.99% 2031                                           1,341         1,369
Saxon Asset Securities Trust, Series 2004-2, Class AF-5, 4.99% 2035                                           5,300         5,445
Nebhelp Trust, Student Loan Interest Margin Securities, Series 1, Class A, MBIA insured, 6.68% 2016(2)        6,103         6,261
Franklin Auto Trust, Series 2002-1, Class A-4, MBIA insured, 4.51% 2010                                       5,759         5,794
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026                                  5,000         5,408
SLM Private Credit Student Loan Trust, Series 2002-A, Class A-2, 3.56% 2030(1)                                5,000         5,060
Metris Master Trust, Series 2001-2, Class A, 3.41% 2009(1)                                                    5,000         5,004
Park Place Securities, Inc., Series 2005-WHQ3, Class A-2-A, 3.17% 2035(1)                                     5,000         5,000
UPFC Auto Receivables Trust, Series 2004-A, Class A-3, AMBAC insured, 3.27% 2010                              5,000         4,973
USAA Auto Owner Trust, Series 2004-3, Class A-3, 3.16% 2009                                                   5,000         4,950
Nordstrom Private Label Credit Card Master Note Trust, Series 2001-1, Class A, 4.82% 2010(2)                  4,250         4,304
Green Tree Financial Corp., Series 1997-6, Class A-6, 6.90% 2029                                              1,166         1,235
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029                                              2,745         2,932
Impac CMB Grantor Trust, Series 2004-6, Class M-4, 4.24% 2034(1)                                              4,037         4,071
AMRESCO Residential Securities Corp. Mortgage Loan Trust, Series 1997-2, Class A-7, 7.57% 2027                3,786         3,780
Chase Credit Card Owner Trust, Series 2003-4, Class B, 3.74% 2016(1)                                          3,000         3,086
Bear Stearns Asset Backed Securities I Trust, Series 2004-FR3, Class I-A-I, 3.34% 2030(1)                     2,597         2,599
Home Equity Asset Trust, Series 2004-7, Class M-1, 3.71% 2035(1)                                              2,500         2,524
Conseco Finance Home Equity Loan Trust, Series 2001-B, Class II-M-1, 7.581% 2032                              2,384         2,388
Nordstrom Credit Card Master Note Trust, Series 2002-1, Class B, 3.79% 2010(1,)(2)                            2,250         2,266
Litigation Settlement Monetized Fee Trust I, Series 2001-1, Class A-1, 8.33% 2031(2)                          1,941         2,016
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 3.40% 2035(1)              2,000         1,998
Banco Nacional de Mexico, SA, Series 1999-A, Class A-1, MBIA insured, 7.50% 2006(2)                           1,611         1,643
Financial Pacific Funding II, LLC, Series 2003-A, Class A, FSA insured, 2.29% 2009(2)                         1,474         1,455
Chase Funding Trust, Series 2003-1, Class IA-3, 3.14% 2023                                                      836           835
CIT Equipment Collateral, Series 2002-VT1, Class B, 3.97% 2009                                                  836           831
Navistar Financial Owner Trust, Series 2002-A, Class B, 4.95% 2009                                              628           630
Pass-through Amortizing Credit Card Trusts, Series 2002-1, Class A-2FL, 4.44% 2012(1,2)                         192           192
Pass-through Amortizing Credit Card Trusts, Series 2002-1A, Class A-2FX, 4.685% 2012(2)                         432           432
CitiFinancial Mortgage Securities Inc., Series 2003-1, Class AF-2, 2.948% 2033                                  261           261
Coast-to-Coast Motor Vehicle Owner Trust, Series 2000-A, Class A-4, MBIA insured, 7.33% 2006(2)                 159           159
NPF VI, Inc., Series 2002-1, Class A, 1.99% 2008(1,2,5)                                                       1,500            60
NPF XII, Inc., Series 2001-3, Class A, 5.52% 2007(2,5)                                                        1,000            55
                                                                                                                          740,995

FEDERAL AGENCY BONDS & NOTES -- 12.75%
Freddie Mac 4.25% 2005                                                                                       37,750        37,768
Freddie Mac 1.875% 2006                                                                                       2,510         2,482
Freddie Mac 5.25% 2006                                                                                       43,250        43,724
Freddie Mac 5.50% 2006                                                                                       14,000        14,283
Freddie Mac 5.75% 2009                                                                                       75,000        79,745
Freddie Mac 6.625% 2009                                                                                     123,750       136,442
Freddie Mac 5.875% 2011                                                                                      56,000        60,201
Freddie Mac 5.00% 2014                                                                                       20,000        21,003
Federal Home Loan Bank 2.00% 2006                                                                            21,575        21,349
Federal Home Loan Bank 2.375% 2006                                                                           17,915        17,739
Federal Home Loan Bank 5.125% 2006                                                                           23,995        24,283
Federal Home Loan Bank 3.375% 2007                                                                           55,000        54,284
Federal Home Loan Bank 3.375% 2007                                                                           34,500        34,206
Federal Home Loan Bank 5.823% 2009                                                                           12,500        13,265
Fannie Mae 6.00% 2005                                                                                         4,500         4,563
Fannie Mae 4.25% 2007                                                                                        33,250        33,550
Fannie Mae 5.75% 2008                                                                                        35,000        36,685
Fannie Mae 6.00% 2008                                                                                        26,000        27,526
United States Government-Guaranteed Ship Financing Obligations, Rowan Companies, Inc.
     (Title XI) 5.88% 2012(3)                                                                                 4,328         4,539
                                                                                                                          667,637

FEDERAL AGENCY MORTGAGE-BACKED OBLIGATIONS(3) -- 6.73%
Fannie Mae 7.00% 2008                                                                                           158           167
Fannie Mae 8.50% 2008                                                                                             6             6
Fannie Mae 7.00% 2009                                                                                           182           192
Fannie Mae 7.00% 2009                                                                                            47            49
Fannie Mae 7.50% 2009                                                                                           326           336
Fannie Mae 7.50% 2009                                                                                           110           116
Fannie Mae 7.50% 2009                                                                                           105           111
Fannie Mae 7.50% 2009                                                                                            45            47
Fannie Mae 8.50% 2009                                                                                            32            34
Fannie Mae 9.00% 2009                                                                                           234           246
Fannie Mae 9.00% 2009                                                                                           224           236
Fannie Mae 9.50% 2009                                                                                           280           301
Fannie Mae 7.00% 2010                                                                                           110           115
Fannie Mae 9.50% 2010                                                                                            17            18
Fannie Mae 7.00% 2011                                                                                           749           787
Fannie Mae 7.00% 2011                                                                                           343           360
Fannie Mae 7.00% 2011                                                                                            41            43
Fannie Mae 7.00% 2012                                                                                           511           537
Fannie Mae 6.00% 2013                                                                                         7,424         7,702
Fannie Mae 8.50% 2014                                                                                            49            50
Fannie Mae 6.00% 2015                                                                                         5,844         6,063
Fannie Mae 7.00% 2015                                                                                         2,886         3,034
Fannie Mae 7.00% 2015                                                                                           732           770
Fannie Mae 7.00% 2015                                                                                           133           140
Fannie Mae 7.00% 2015                                                                                            69            72
Fannie Mae 7.50% 2015                                                                                         1,455         1,535
Fannie Mae 7.50% 2015                                                                                         1,328         1,400
Fannie Mae 7.50% 2015                                                                                           645           680
Fannie Mae 7.50% 2015                                                                                           629           664
Fannie Mae 7.50% 2015                                                                                           199           210
Fannie Mae 7.50% 2015                                                                                           155           164
Fannie Mae 7.50% 2015                                                                                            94            99
Fannie Mae 9.00% 2015                                                                                           805           878
Fannie Mae 13.50% 2015                                                                                          345           413
Fannie Mae 7.00% 2016                                                                                         2,039         2,144
Fannie Mae 7.00% 2016                                                                                           778           818
Fannie Mae 7.00% 2016                                                                                           632           664
Fannie Mae 7.00% 2016                                                                                           394           414
Fannie Mae 7.00% 2016                                                                                           330           347
Fannie Mae 7.50% 2016                                                                                           610           644
Fannie Mae 9.00% 2016                                                                                         1,066         1,175
Fannie Mae 11.50% 2016                                                                                          409           473
Fannie Mae 5.50% 2017                                                                                         1,733         1,782
Fannie Mae 6.00% 2017                                                                                         2,035         2,110
Fannie Mae 7.00% 2017                                                                                         2,540         2,670
Fannie Mae 7.00% 2017                                                                                         1,155         1,214
Fannie Mae 7.00% 2017                                                                                           833           875
Fannie Mae 5.00% 2018                                                                                         3,653         3,702
Fannie Mae 5.00% 2018                                                                                         1,469         1,488
Fannie Mae 9.00% 2018                                                                                            32            35
Fannie Mae 10.00% 2018                                                                                          197           225
Fannie Mae 11.50% 2019                                                                                        1,252         1,451
Fannie Mae 11.00% 2020                                                                                          308           360
Fannie Mae 11.00% 2020                                                                                          139           160
Fannie Mae 11.50% 2020                                                                                          319           371
Fannie Mae 10.00% 2021                                                                                          226           255
Fannie Mae 9.50% 2022                                                                                            98           110
Fannie Mae 7.00% 2023                                                                                           130           138
Fannie Mae 7.50% 2023                                                                                           317           341
Fannie Mae 10.00% 2025                                                                                          387           442
Fannie Mae 8.50% 2026                                                                                            87            96
Fannie Mae 9.335% 2026(1)                                                                                     1,773         1,970
Fannie Mae 9.50% 2026                                                                                           854           974
Fannie Mae 8.50% 2027                                                                                           121           132
Fannie Mae 7.50% 2029                                                                                           331           355
Fannie Mae 6.50% 2031                                                                                           131           137
Fannie Mae 7.00% 2031                                                                                            83            87
Fannie Mae 7.50% 2031                                                                                           233           250
Fannie Mae 7.50% 2031                                                                                           191           204
Fannie Mae 6.50% 2032                                                                                           865           900
Fannie Mae 3.777% 2033(1)                                                                                    11,278        11,203
Fannie Mae 3.796% 2033(1)                                                                                     3,593         3,571
Fannie Mae 4.028% 2033(1)                                                                                     1,345         1,329
Fannie Mae 4.199% 2033(1)                                                                                    21,840        21,906
Fannie Mae 5.50% 2034                                                                                        10,536        10,687
Fannie Mae 6.00% 2034                                                                                        35,305        36,306
Fannie Mae 6.50% 2034                                                                                        17,082        17,769
Fannie Mae, Series 91-50, Class H, 7.75% 2006                                                                   197           199
Fannie Mae, Trust D2, 11.00% 2009                                                                               258           277
Fannie Mae, Series 2000-T5B, 7.30% 2010                                                                      14,000        15,906
Fannie Mae, Series 88-16, Class B, 9.50% 2018                                                                    42            46
Fannie Mae, Series 90-93, Class G, 5.50% 2020                                                                   152           154
Fannie Mae, Series 90-21, Class Z, 9.00% 2020                                                                   800           882
Fannie Mae, Series 2001-4, Class GA, 10.239% 2025(1)                                                          1,759         1,987
Fannie Mae, Series 2001-4, Class NA, 11.834% 2025(1)                                                          4,806         5,540
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028                                                             3,309         3,545
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029                                                             2,801         2,978
Fannie Mae, Series 2001-20, Class D, 11.051% 2031(1)                                                            270           317
Fannie Mae, Series 2003-W10, Class 1A-2B, 3.112% 2037                                                         3,734         3,720
Fannie Mae, Series 2003-W4, Class 1A-2, 3.063% 2038                                                           2,781         2,771
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 2039                                                             1,402         1,489
Fannie Mae, Series 2003-W4, Class 1A-3, 3.991% 2040                                                          19,000        18,846
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041                                                            2,280         2,393
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041                                                              1,214         1,290
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042                                                                991         1,050
Freddie Mac 7.00% 2008                                                                                          181           190
Freddie Mac 8.00% 2008                                                                                           29            30
Freddie Mac 8.50% 2008                                                                                           15            16
Freddie Mac 8.75% 2008                                                                                           44            46
Freddie Mac 8.50% 2009                                                                                          138           145
Freddie Mac 8.00% 2010                                                                                          107           111
Freddie Mac 9.50% 2010                                                                                            8             9
Freddie Mac 8.00% 2012                                                                                          262           275
Freddie Mac 9.50% 2013                                                                                           28            30
Freddie Mac 6.00% 2014                                                                                          230           238
Freddie Mac 6.00% 2014                                                                                          139           145
Freddie Mac 4.00% 2015                                                                                        9,768         9,572
Freddie Mac 7.00% 2015                                                                                          190           199
Freddie Mac 6.00% 2017                                                                                          846           878
Freddie Mac 8.00% 2017                                                                                          477           510
Freddie Mac 8.00% 2017                                                                                          165           177
Freddie Mac 8.00% 2017                                                                                          126           135
Freddie Mac 5.00% 2018                                                                                        5,645         5,718
Freddie Mac 5.00% 2018                                                                                        2,293         2,323
Freddie Mac 8.50% 2018                                                                                           39            40
Freddie Mac 10.00% 2018                                                                                         810           930
Freddie Mac 11.00% 2018                                                                                         183           208
Freddie Mac 8.50% 2019                                                                                          156           169
Freddie Mac 10.00% 2019                                                                                         619           715
Freddie Mac 8.50% 2020                                                                                           60            66
Freddie Mac 8.50% 2021                                                                                           61            67
Freddie Mac 10.00% 2021                                                                                         330           374
Freddie Mac 10.00% 2025                                                                                         547           619
Freddie Mac 8.50% 2027                                                                                           44            48
Freddie Mac 9.00% 2030                                                                                          544           608
Freddie Mac 4.07% 2033(1)                                                                                     2,294         2,290
Freddie Mac 6.00% 2033                                                                                        3,616         3,718
Freddie Mac 6.00% 2034                                                                                       10,965        11,273
Freddie Mac 6.00% 2034                                                                                        4,683         4,815
Freddie Mac 6.00% 2034                                                                                        3,706         3,810
Freddie Mac 6.50% 2034                                                                                        2,290         2,380
Freddie Mac 6.00% 2035                                                                                       20,468        21,044
Freddie Mac, Series H009, Class A-2, 1.876% 2008(1)                                                           2,645         2,610
Freddie Mac, Series 2310, Class B, 9.904% 2015(1)                                                               191           214
Freddie Mac, Series 2310, Class A, 10.581% 2017(1)                                                              700           768
Freddie Mac, Series 1567, Class A, 3.525% 2023(1)                                                               140           135
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032                                                              1,386         1,471
Freddie Mac, Series T-056, Class A-2A, 2.842% 2036                                                            5,421         5,393
Government National Mortgage Assn. 8.50% 2007                                                                    32            34
Government National Mortgage Assn. 8.50% 2008                                                                   136           142
Government National Mortgage Assn. 8.50% 2008                                                                     7             7
Government National Mortgage Assn. 9.00% 2008                                                                   170           180
Government National Mortgage Assn. 9.50% 2009                                                                   974         1,039
Government National Mortgage Assn. 6.00% 2013                                                                 3,618         3,781
Government National Mortgage Assn. 6.00% 2014                                                                 5,015         5,231
Government National Mortgage Assn. 6.00% 2014                                                                 3,723         3,883
Government National Mortgage Assn. 9.00% 2016                                                                    26            29
Government National Mortgage Assn. 8.50% 2017                                                                   123           135
Government National Mortgage Assn. 8.50% 2020                                                                    39            43
Government National Mortgage Assn. 9.50% 2020                                                                   116           128
Government National Mortgage Assn. 9.50% 2020                                                                   112           124
Government National Mortgage Assn. 8.50% 2021                                                                   353           388
Government National Mortgage Assn. 8.50% 2021                                                                   152           167
Government National Mortgage Assn. 8.50% 2021                                                                    12            13
Government National Mortgage Assn. 9.00% 2021                                                                   138           154
Government National Mortgage Assn. 8.50% 2022                                                                    63            70
Government National Mortgage Assn. 8.50% 2022                                                                    63            70
Government National Mortgage Assn. 8.50% 2022                                                                    20            22
Government National Mortgage Assn. 8.50% 2023                                                                   343           377
Government National Mortgage Assn. 7.50% 2033                                                                   827           893
Government National Mortgage Assn. 6.50% 2034                                                                   212           223
Government National Mortgage Assn. 7.00% 2034                                                                   814           868
Government National Mortgage Assn. 4.00% 2035(1)                                                             12,634        12,515
Government National Mortgage Assn. 4.00% 2035(1)                                                              3,754         3,713
Government National Mortgage Assn. 4.00% 2035(1)                                                              3,525         3,487
Government National Mortgage Assn., Series 2004-84, Class A, 3.624% 2017                                      3,873         3,816
Government National Mortgage Assn., Series 2002-28, Class A, 4.776% 2018                                      2,916         2,957
                                                                                                                          352,250

COMMERCIAL MORTGAGE-BACKED SECURITIES(3) -- 5.94%
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC1, Class A-2, 6.001% 2033             3,150         3,238
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class A-1, 4.326% 2034               15,541        15,528
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-1, 3.175% 2037            7,633         7,594
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039              12,521        12,374
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046              7,500         7,594
CS First Boston Mortgage Securities Corp., Series 2002-FL2, Class A-2, 3.44% 2010(1,2)                        1,955         1,955
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-2, 5.935% 2034                            9,000         9,068
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class A-1, 4.627% 2035                           2,559         2,570
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035                             7,000         7,618
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-2, 6.103% 2036                            4,379         4,591
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-1, 4.637% 2037                           6,564         6,612
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1A, 6.26% 2040                                79            79
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1B, 6.48% 2040                             4,000         4,234
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class C, 6.78% 2040                                6,450         6,974
CS First Boston Mortgage Securities Corp., Series 1999-C1, Class D, 7.842% 2041(1)                            1,500         1,699
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-HS2, Class A-1, 3.35% 2016(1,2)                 3,000         3,005
Bear Stearns Commercial Mortgage Securities Inc., Series 1998-C1, Class A-1, 6.34% 2030                       8,652         8,872
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 1.032% 2031(1,2)   83,141         3,318
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, 5.91% 2031                                  5,408         5,555
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035                     5,980         5,933
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-1, 6.08% 2035                     7,458         7,713
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-1, 3.688% 2041                    3,191         3,174
Morgan Stanley Capital I, Inc., Series 2003-KIDS, Class A, 3.77% 2016(1,2)                                    9,580         9,613
Morgan Stanley Capital I, Inc., Series 2003-KIDS, Class B, 4.14% 2016(1,2)                                    2,000         2,009
Morgan Stanley Capital I, Inc., Series 1998-WF2, Class A-1, 6.34% 2030                                          253           254
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-1, 6.12% 2031                                       4,822         4,918
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-2, 6.53% 2031                                       4,815         5,152
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class D, 7.03% 2031                                         4,000         4,329
Morgan Stanley Capital I, Inc., Series 2004-RR2, Class A-1, 4.39% 2033(2)                                     2,482         2,475
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-1, 6.341% 2033(2)                         3,404         3,543
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class B, 6.758% 2033                              2,000         2,209
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-2, 6.226% 2035                            4,046         4,216
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035                           13,350        14,584
Crown Castle International Corp., Series 2005-1, Class A, 4.643% 2035(2)                                     12,000        12,037
Crown Castle International Corp., Series 2005-1, Class A, 5.074% 2035(2)                                      8,180         8,204
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036                               2,500         2,750
Banc of America Commercial Mortgage Inc., Series 2003-2, Class A-1, 3.411% 2041                               4,308         4,239
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-1, 3.812% 2041                               6,625         6,578
Banc of America Commercial Mortgage Inc., Series 2002-2, Class A-1, 3.366% 2043                               4,726         4,695
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543% 2032                             5,297         5,619
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-1, 7.656% 2032                               187           189
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032                             6,000         6,712
First Union National Bank Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.739% 2032                   3,882         4,144
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034                   7,502         7,794
GE Capital Commerical Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037                                  11,003        10,985
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030                                         9,149         9,372
Morgan Stanley Dean Witter Capital I Trust, Series 2002-HQ, Class A-1, 4.59% 2034                             2,673         2,682
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035                           5,125         5,459
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042                              7,500         7,633
LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class A-3, 5.642% 2025                                      4,452         4,618
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025                                       1,750         2,004
DLJ Commercial Mortgage Corp., Series 1998-CF2, Class A-4, 6.90% 2031(1)                                      3,250         3,514
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032                                        1,750         1,874
GMAC Commercial Mortgage Securities, Inc., Series 1999-C1, Class A-1, 5.83% 2033                              5,134         5,188
LB Commercial Mortgage Trust, Series 1998-C1, Class A-3, 6.48% 2030                                           3,544         3,721
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011(2)                                        2,419         2,453
Prudential Securities Secured Financing Corp., Series 1999-NRF1, Class C, 6.746% 2031                         2,000         2,157
Tower Ventures, LLC, Series 2004-1, Class A, 3.711% 2034(2)                                                   1,360         1,330
Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.206% 2033                                             1,270         1,328
First Union National Bank-Bank of America, N.A. Commercial Mortgage Trust, Series 2001-C1,
     Class A-1, 5.711% 2033                                                                                      918          949
                                                                                                                          310,828

COLLATERALIZED MORTGAGE OBLIGATIONS (PRIVATELY ORIGINATED)(3) -- 5.30%
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032                         $  4,655    $    4,740
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032                            3,185         3,247
CS First Boston Mortgage Securities Corp., Series 2003-AR12, Class II-A-2, 4.319% 2033(1)                     2,120         2,125
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033                            4,181         4,309
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033                            7,726         7,989
CS First Boston Mortgage Securities Corp., Series 2004-AR1, Class II-A-1, 4.755% 2034(1)                      6,821         6,839
CS First Boston Mortgage Securities Corp., Series 2004-3, Class IV-A-1, 6.00% 2034                            7,398         7,557
CS First Boston Mortgage Securities Corp., Series 2005-1, Class I-A-27, 5.50% 2035                           18,841        18,949
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-CB2, Class VII-A, 5.50% 2019                       7,076         7,144
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033(1)                    11,937        11,815
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033(1)                        5,629         5,612
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 4.359% 2033(1)                     7,486         7,457
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR1, Class A-6, 4.491% 2033(1)                     1,720         1,718
Countrywide Alternative Loan Trust, Series 2004-14T2, Class A-11, 5.50% 2034                                  5,000         5,156
Countrywide Alternative Loan Trust, Series 2004-14T2, Class A-6, 5.50% 2034                                   3,685         3,722
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035                                 8,336         8,445
Countrywide Alternative Loan Trust, Series 2005-21CB, Class PT-6, 6.00% 2035                                  9,962        10,208
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 6-A-1, 6.00% 2035                                 4,824         4,926
Morgan Stanley Mortgage Trust, Series 2004-3, Class 4-A, 5.709% 2034(1)                                      25,529        25,901
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 4.016% 2033(1)                                            2,494         2,471
Bear Stearns ARM Trust, Series 2003-3, Class II-A-2, 4.116% 2033(1)                                           4,561         4,530
Bear Stearns ARM Trust, Series 2004-1, Class I-2-A-5, 4.451% 2034(1)                                          4,647         4,632
Bear Stearns ARM Trust, Series 2005-1, Class II-A-2, 4.997% 2035(1)                                          12,396        12,496
Mastr Alternative Loan Trust, Series 2003-2, Class 6-A-1, 6.00% 2033                                          2,779         2,835
Mastr Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034                                          3,486         3,559
Mastr Alternative Loan Trust, Series 2005-1, Class 1-A-1, 5.50% 2035                                          7,828         7,995
Mastr Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035                                          3,961         4,010
Mastr Alternative Loan Trust, Series 2005-3, Class 3-A-1, 6.50% 2035                                          3,682         3,850
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.56% 2027(1,2)                                  3,594         3,718
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.727% 2027(1,2)                                 3,623         3,766
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.878% 2028(1,2)                                 5,269         5,543
Structured Asset Securities Corp., Series 2003-17A, Class 3-A1, 4.01% 2033(1)                                 2,501         2,496
Residential Accredit Loans, Inc., Series 2004-QS8, Class A-11, 5.50% 2034                                     5,000         5,098
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034                                        8,149         8,328
Residential Accredit Loans, Inc., Series 2004-QS12, Class M-1, 6.00% 2034                                     1,290         1,352
Banc of America Mortgage Securities Trust, Series 2003-F, Class 2-A-1, 3.734% 2033(1)                         3,106         3,061
Banc of America Mortgage Securities Trust, Series 2003-G, Class 2-A-1, 4.088% 2033(1)                         4,561         4,539
Banc of America Mortgage Securities Trust, Series 2003-D, Class 2-A-1, 4.183% 2033(1)                         5,301         5,265
CHL Mortgage Pass-Through Trust, Series 2003-HYB3, Class 4-A-1, 3.481% 2033(1)                                4,692         4,631
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.743% 2033(1)                                    2,131         2,108
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-1, 4.39% 2034(1)                                   6,027         6,007
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 4.981% 2035(1)                                         9,266         9,336
First Horizon Mortgage Pass Through Trust, Series 2004-AR1, Class II-A-1, 4.904% 2034(1)                      5,814         5,845
PUMA Global Trust No.1, Class B, 3.54% 2033(1)                                                                5,500         5,515
Wells Fargo Mortgage-backed Securities Trust, Series 2003-M, Class A-1, 4.729% 2033(1)                        3,837         3,819
MASTR Asset Securitization Trust, Series 2003-2, Class 3-A-13, 5.75% 2033                                     2,068         2,119
Paine Webber CMO, Series O, Class 5, 9.50% 2019                                                                 367           399
First Nationwide Trust, Series 1999-2, Class 1PA-1, 6.50% 2029                                                  128           128
                                                                                                                          277,310

NON-U.S. GOVERNMENT BONDS & NOTES -- 0.98%
KfW International Finance Inc. 2.50% 2005                                                                     5,000         4,981
KfW 3.25% 2007                                                                                               23,000        22,710
Corporacion Andina de Fomento 7.375% 2011                                                                    11,365        12,812
Corporacion Andina de Fomento 6.875% 2012                                                                     1,000         1,115
Ontario (Province of) 2.65% 2006                                                                             10,000         9,835
                                                                                                                           51,453

MUNICIPALS -- 0.36%
State of New York, Dormitory Auth., City University System Consolidated Third General Resolution
     Rev. Bonds, Series 2003-2, 2.38% 2005                                                                   $6,685    $    6,681
California Maritime Infrastructure Auth., Taxable Lease Rev. Bonds (San Diego Unified Port
     Dist.-South Bay Plant Acquisition), Series 1999, 6.63% 2009(2,3)                                         6,146         6,349
California Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2003-A1, 5.00% 2021                                                                               3,130         3,166
State of New Jersey, Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2003, 4.375% 2019                                                                                 2,000         2,014
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2001-A, Class A, 6.36% 2025                                                                         665           671
                                                                                                                           18,881

Total bonds & notes (cost: $4,923,034,000)                                                                              4,945,966


Preferred stocks -- 0.55%                                                                                    Shares

FINANCIALS -- 0.55%
Royal Bank of Scotland Group PLC, Series 3 Preference Shares, 7.816%                                      7,500,000         7,683
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual preferred(1,2)                  6,250,000         7,639
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares(1,2)               6,000,000         6,867
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred(1,2)                                       4,500,000         4,865
BNP Paribas Capital Trust 9.003% noncumulative trust preferred(1,2)                                       1,250,000         1,517

Total preferred stocks (cost: $30,221,000)                                                                                 28,571

                                                                                                   Principal amount
Short-term securities -- 5.08%                                                                                (000)

IBM Corp. 2.97%-3.01% due 6/17-7/12/2005                                                                    $40,900        40,782
Procter & Gamble Co. 2.98% due 6/20/2005(2)                                                                  36,600        36,539
Three Pillars Funding, LLC 3.03% due 6/1/2005(2)                                                             25,800        25,798
Variable Funding Capital Corp. 2.94% due 6/7/2005(2)                                                         25,000        24,986
Federal Home Loan Bank 2.775%-2.88% due 6/3-6/22/2005(6)                                                     24,400        24,360
Pfizer Inc 2.98% due 6/23/2005(2,6)                                                                          22,800        22,756
Harley-Davidson Funding Corp. 2.97% due 6/2/2005(2)                                                          20,000        19,997
Hershey Foods Corp. 2.98% due 6/27/2005(2)                                                                   14,700        14,667
Clipper Receivables Co. LLC 3.05% due 7/6/2005(2)                                                            12,498        12,460
Caterpillar Financial Services Corp. 2.96% due 6/16/2005                                                     10,000         9,987
Gannett Co. 3.03% due 7/22/2005(2)                                                                            9,800         9,758
Wal-Mart Stores Inc. 2.98% due 6/14/2005(2)                                                                   9,300         9,289
PepsiCo Inc. 2.98% due 6/8/2005(2)                                                                            7,400         7,395
Abbott Laboratories Inc. 2.97% due 6/21/2005(2)                                                               6,000         5,990
Bank of America Corp. 2.97% due 6/28/2005                                                                     1,100         1,097

Total short-term securities (cost: $265,861,000)                                                                            265,861


Total investment securities (cost: $5,219,116,000)                                                                        5,240,398
Other assets less liabilities                                                                                                (6,047)

Net assets                                                                                                               $5,234,351


(1) Coupon rate may change periodically.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $901,076,000, which represented 17.21% of the net assets of the fund.
(3) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(4) Index-linked bond whose principal amount moves with a government retail price index.
(5) Company not making scheduled interest payments; bankruptcy proceedings pending.
(6) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.


Federal income tax information                           (dollars in thousands)

Gross unrealized appreciation on investment securities                                                 $     42,953
Gross unrealized depreciation on investment securities                                                      (22,595)
Net unrealized appreciation on investment securities                                                         20,358
Cost of investment securities for federal income tax purposes                                             5,220,040


ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3 - Exhibits

The certifications required by Rule 301-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERMEDIATE BOND FUND OF AMERICA

By /s/ John H. Smet
-------------------------------
John H. Smet, President and PEO

Date: July 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ John H. Smet
-------------------------------
John H. Smet, President and PEO

Date: July 29, 2005


By /s/ Sharon G. Moseley
------------------------------------
Sharon G. Moseley, Treasurer and PFO

Date: July 29, 2005